Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the Markit iBoxx USD Liquid High Yield Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations subsequent to February 28, 2018, the Fund has no reportable portfolio turnover rate.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment objective is total return in excess of the Markit iBoxx USD Liquid High Yield Index, net of fees. GMO seeks to achieve the Fund's investment objective by applying a systematic, factor-based approach to portfolio construction. Through its research, GMO has identified factors that it believes affect returns across the high yield asset class. GMO uses quantitative models, index sampling techniques, and diversification, liquidity, and cost management considerations to make investment decisions with reference to these factors.

The Fund will invest in U.S. high yield bonds, commonly referred to as "junk bonds," and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds (bonds with short terms to maturity), exchange-traded funds ("ETFs"), total return swaps on high yield indices, and options on ETFs and high yield indices. The Fund also may invest in non-U.S. high yield bonds and other instruments providing non-U.S. high yield bond exposure.

In addition to the bonds and derivative instruments indicated above, the Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives for investment exposure or hedging purposes, including, without limitation, reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

For collateral and cash management purposes, the Fund may invest in cash equivalents, money market instruments, other fixed income securities and instruments (including corporate notes, convertible debt securities and preferred securities) and derivatives they underlie, as well as other investment companies (including ETFs, unit investment trusts, and closed-end funds) that invest primarily in high yield debt instruments.

The extent of the Fund's investment in the securities, derivatives and other instruments indicated above may vary from day to day depending on a number of factors, including liquidity, transaction costs, price, availability, relative value of available investments, and general market conditions.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through derivatives and ETFs) at least 80% of its assets in high yield bonds (see "Name Policy"). The term "bond" includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives. "High yield bonds" generally include those bonds rated BB+ and lower by S&P Global Ratings or Ba1 and lower by Moody's Investors Service, Inc. They also may include unrated bonds that GMO determines are of similar quality to those with such ratings.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in any underlying funds in which it invests. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in any underlying funds, see "Additional Information about the Funds' Investment Strategies, Risks, and Expenses" "Description of Principal Risks."

•   Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predicative value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•   Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO's assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•   Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.

•   Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

•   Focused Investment Risk – Investments focused in a limited number of asset classes, countries, regions, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•   Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

•   Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in any underlying funds (including ETFs) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

•   Futures Contracts Risk – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO High Yield Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%	[2]
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.58%	[2]
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	188
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 188
GMO High Yield Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%	[2]
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.53%	[2]
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	172
1 Year	rr_ExpenseExampleNoRedemptionYear01	54
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 172
GMO High Yield Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%	[2]
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.52%	[2]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	169
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 169
GMO High Yield Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%	[2]
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.49%	[2]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	159
1 Year	rr_ExpenseExampleNoRedemptionYear01	50
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 159

[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the portion of its "Specified Operating Expenses" (as defined below) that exceeds 0.10% of the Fund's average daily net assets. "Specified Operating Expenses" means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO is permitted to recover from the Fund, on a class-by-class basis, "Specified Operating Expenses" it has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund's "Specified Operating Expenses" later fall below the annualized rate of 0.10% per year or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the annual limitation rate set forth above or the lower expense limit as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.